Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (39,253)	$ (5,613)	¥ (80,246)	¥ (22,824)
Less: net loss from discontinued operations	(2,681)	(383)	(9,207)	(11,974)
Net loss from continuing operations	(36,572)	(5,230)	(71,039)	(10,850)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	3,220	460	9,196	16,400
Amortization of intangible assets			472	1,437
Loss on disposal of property, equipment and other long-lived assets			2,558	14,146
Gain from termination of right-of-use assets	(1)		(953)	(30,427)
Loss on disposal of intangible assets				95
Loss on disposal of creditor’s right of long-term prepaid expense				46,866
Impairment of long-lived assets and long-term prepaid expenses	2,948	422	967	29,109
Impairment of long-term investment			17,979	25,603
(Gain)/Loss on disposal of subsidiaries	(3,217)	(460)	607	(112,792)
Gain on dissolution of subsidiaries	539	77		(16,932)
Gain on disposal of long-term investments				(6,370)
Amortization of right-of-use assets	7,398	1,058	18,771	62,401
Change in fair value of warrant liabilities	(463)	(66)	(4,949)	(9,099)
Change in fair value of put option liabilities				(373)
Share-based compensation	15,022	2,148	11,333	25,722
Credit loss	(1,668)	(239)	(3,712)	16,071
(Gain)/Loss from equity method investment			483	(795)
Interest (income)/expense	24	3	496	(1,395)
Other expense/(income), net			(29,885)	1,174
Changes in operating assets and liabilities:
Accounts receivable	1,287	184	4,241	17,245
Prepaid expenses and other current assets	11,638	1,664	28,317	(11,855)
Amount due from related parties	1,698	243	(72,302)	(492)
Long-term prepaid expenses				25,269
Rental deposit, non-current	(5)	(1)	(887)	4,409
Accounts payable	(794)	(114)	11,695	(15,404)
Accrued expenses and other current liabilities	1,041	149	(7,245)	(33,400)
Deferred workspace membership fee	(847)	(121)	(2,732)	(3,216)
Contract liabilities	368	53	(821)	(6,394)
Income tax payable			6,375	8,278
Deferred subsidy income			(644)	(2,163)
Amount due to related parties	(1,274)	(182)	69,288	(1,663)
Lease liabilities	(2,130)	(305)	(5,982)	(37,904)
Refundable deposits from members, non-current	(1,938)	(277)	(3,142)	1,117
Net cash used in operating activities from continuing operations	(3,726)	(534)	(21,515)	(6,182)
Net cash provided by/(used in) operating activities from discontinued operations	(10,128)	(1,448)	25,378	23,178
Net cash provided by/(used in) operating activities	(13,854)	(1,982)	3,863	16,996
Cash Flows from investing activities:
Purchase of short-term investments	(70,226)	(10,042)	(34,538)	(19,123)
Redemption of short-term investments	70,226	10,042	51,788	2,126
Purchase of property and equipment	(7,246)	(1,036)	(4,307)	(13,524)
Proceeds from disposal of property and equipment			29	85
Acquisition of a subsidiary	13	2
Loan provided to related parties	(2,220)	(317)	(473)
Loan collection from related parties			343
Loan provided to third parties	(410)	(59)
Proceeds from disposal of long-term investments				6,370
Proceeds from settlement of non-current assets			5,000	35,000
Cash received from disposal of Shengguang Zhongshuo	16,000	2,288
Cash net decrease due to disposal of subsidiaries	(276)	(39)		(1,793)
Cash net decrease due to termination of the Ucommune Venture VIE Agreement			(5,646)
Net cash provided by investing activities from continuing operations	5,861	839	12,196	9,141
Net cash provided by/(used in) investing activities from discontinued operations			(810)	7,566
Net cash provided by investing activities	5,861	839	11,386	16,707
Capital contribution from shareholders			1,705
Loan repaid to related parties	(697)	(100)	(2,622)	(12,000)
Loan received from related parties			2,528
Loan received from third parties	3		9,658	1,539
Loan repaid to third parties	(45)	(6)	(814)	(6,515)
Redemption of convertible bond				(5,482)
Cash received from issuing redeemable convertible preferred shares	18,089	2,587
Issuance cost of redeemable convertible preferred shares	(523)	(75)
Cash received from exercise of share option	77	11
Cash received from exercise of warrant			430
Net cash (used in)/provided by financing activities from continuing operations	16,904	2,417	10,885	(22,458)
Net cash (used in)/provided by financing activities from discontinued operations			7,200	(8,331)
Net cash (used in)/provided by financing activities	16,904	2,417	18,085	(30,789)
Effects of exchange rate changes	(8,098)	(1,158)	7,165	(886)
Net increase in cash, cash equivalents and restricted cash	813	116	40,499	2,028
Cash, cash equivalents and restricted cash – beginning of the period	90,370	12,923	55,273	53,245
Cash and cash equivalents	91,183	13,039	95,772	54,288
Restricted cash, current				985
Cash, cash equivalents and restricted cash – end of the period	91,183	13,039	95,772	55,273
Less: Cash, cash equivalents and restricted cash of discontinued operations	55,121	7,882	70,651	38,883
Cash, cash equivalents and restricted cash – end of the period from continuing operations	36,062	5,157	25,121	16,390
Supplemental disclosure of cash flow information from continuing operations:
Interest paid			1,614	3,834
Income taxes paid	93	13		58
Payable for purchase of property and equipment	1,197	171		2,511
Payable for financing cost	764	109
Right-of-use assets obtained in exchange for new operating lease liabilities	14,578	2,085		12,980
ROU assets disposed as reduction of operating lease liabilities due to lease termination	390	56	32,375	140,507
Conversion of convertible bond’s principal				15,199
Disposal of properties and prepaid expenses and other current assets in exchange for long-term investments				48,300
Settlement of accrued expenses and other current liabilities with other non-current assets			15,685
Settlement of accrued expenses and other current liabilities by disposal of subsidiaries	9,657	1,381
Settlement of other non-current assets with properties			54,200
Accrued payroll payable settled by share-based compensation			17,516
Exemption of loan from related party	56,650	8,101	11,537
Exemption of loan to related party	2,220	317	7,875
Accrued preferred shares dividends	¥ 25	$ 4